UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 34 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34 [X]

(Check appropriate box or boxes.)

The Staar Investment Trust

(Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA 15237

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number(including Area Code):(412) 367-9076

J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237

(Name and Address of Agent for Services)

Copies to:

Thomas Sweeney, Esq.,

Sweeney Law Offices,

P.O. Box 82637

158 West Hutchinson Ave., Pittsburgh, PA 15218

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2016 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)

[ ] on May 1, 2016 pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933.

STAAR Investment Trust

Series Funds

PROSPECTUS

May 1, 2016

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Investment Trust PROSPECTUS                                                                               Page 1

STAAR AltCat Fund

(Alternative Categories Fund)

Prospectus

Ticker: SITAX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR AltCat Fund pursues growth of investors’ capital.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.28%
Acquired Fund Fees & Expenses	0.47%
Total Annual Fund Operating Expenses	2.56%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	3 Years	5 Years	10 Years
$259	$796	$1360	$2895

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.65% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be

STAAR Investment Trust PROSPECTUS                                                                               Page 2

employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause  taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR Investment Trust PROSPECTUS                                                                               Page 3

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was +10.44% (quarter ending 6/30/09) and the lowest return for a quarter was -16.79% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR AltCat Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	5.20%	3.29%	3.03%	4.16%
Return After Taxes on Distributions*	-5.38%	2.75%	2.38%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares*	-2.96%	2.66%	2.50%	3.43%
MSCI ACWI USD Index (world stock)**	-2.36%	6.09%	4.76%	N/A%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

**

While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is considered by management as a closer fit to the AltCat Fund than other indexes.  Over the years the exposure to international stocks has risen and generally ranges between 20% and 35%.  Therefore a world stock index will fit better with this Fund.

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

STAAR Investment Trust PROSPECTUS                                                                               Page 4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 5

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR AltCat Fund pursues long-term growth of investors’ capital.

PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests may themselves hold the securities of domestic or foreign companies.  There are no limits on the size of companies that may be owned directly or indirectly though underlying funds, however the Fund’s holdings are generally funds that own securities of large and mid capitalization domestic and foreign companies. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries.  Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the

STAAR Investment Trust PROSPECTUS                                                                               Page 6

Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 7

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS                                                                               Page 8

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS                                                                               Page 9

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

STAAR Investment Trust PROSPECTUS                                                                               Page 10

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 11

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION: The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 73% and Convergex received 27% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 12

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

AltCat Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 14.25	$ 14.97	$ 13.00	$ 11.96	$ 12.92
Income From Investment Operations: ***
Net investment (loss)*	(0.07)	(0.05)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on securities	(0.67)	0.39	2.65	1.16	(0.87)
Total from investment operations	(0.74)	0.34	2.59	1.10	(0.96)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.13)	(1.06)	(0.62)	(0.06)	-
Total from distributions	(0.13)	(1.06)	(0.62)	(0.06)	-
Net Asset Value, at end of Period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96
Total return (%)**	(5.20)%	2.25%	20.01%	9.18%	(7.43)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,162	$ 3,375	$ 3,499	$ 2,816	$ 2,790
Ratio of expenses to average net assets (%)	2.09%	1.97%	1.96%	2.16%	2.23%
Ratio of net inv. (loss) to avg net assets (%)	(0.46)%	(0.35)%	(0.42)%	(0.46)%	(0.72)%
Portfolio turnover rate	29.65%	25.18%	21.90%	10.84%	36.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 13

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 14

STAAR General Bond Fund

Prospectus

Ticker: SITGX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution (12b-1) Fees	0.03%
Other Expenses	1.29%
Acquired Fund Fees & Expenses	0.02%
Total Annual Fund Operating Expenses	1.59%

* Beginning July 1, 2012, the management fee was changed to .25% from .35%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$162	$502	$866	$1889

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.30% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).

STAAR Investment Trust PROSPECTUS                                                                               Page 15

The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2015 the Fund had 39% of its assets invested in US Government, Government Agency, FDIC backed CDs and Government Money Market Funds.  61% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.2 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund’s website at www.staarfunds.com.

STAAR Investment Trust PROSPECTUS                                                                               Page 16

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR General Bond Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	-2.02%	0.42%	1.72%	3.13%
Return After Taxes on Distributions*	-2.30%	-0.02%	0.94%	1.85%
Return After Taxes on Distributions and Sale of Fund Shares*	-1.22%	0.13%	1.03%	1.90%
Barcap Intermediate Gov’t/Credit Index 2 (Reflects no deductions for taxes, fees or sales charges)	1.07%	2.58%	4.04%	4.99%

*  After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

STAAR Investment Trust PROSPECTUS                                                                               Page 17

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 18

Additional Information about the Fund’s Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor (s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2015 the Fund had 39% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  61% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.2 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Advisor is given a high degree of flexibility in choosing maturities.  In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor(s) may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the

STAAR Investment Trust PROSPECTUS                                                                               Page 19

expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

The Fund and its Advisors seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.

In deciding to buy, hold or sell a particular mutual fund, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and its holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and Advisor's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000

STAAR Investment Trust PROSPECTUS                                                                               Page 20

Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an

STAAR Investment Trust PROSPECTUS                                                                               Page 21

owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If

STAAR Investment Trust PROSPECTUS                                                                               Page 22

a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

STAAR Investment Trust PROSPECTUS                                                                               Page 23

•

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

•

Include the Fund name and account number.

•

Include the amount of the transaction in terms of shares or dollars or percentages.

•

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 24

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the

STAAR Investment Trust PROSPECTUS                                                                               Page 25

Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

General Bond Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 9.87	$ 9.96	$ 10.17	$ 9.85	$ 9.97
Income From Investment Operations: ***
Net investment income*	0.07	0.08	0.14	0.14	0.15
Net realized and unrealized gain (loss) on securities	(0.27)	(0.09)	(0.21)	0.32	(0.12)
Total from investment operations	(0.20)	(0.01)	(0.07)	0.46	0.03
Distributions:
From net investment income	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
From net realized gain	-	-	-	-	-
Total from distributions	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
Net Asset Value, at end of Period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85
Total return (%)**	(2.02)%	(0.08)%	(0.68)%	4.68%	0.32%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 1,518	$ 1,666	$ 2,071	$ 2,337	$ 2,435
Ratio of expenses to average net assets (%)	1.57%	1.53%	1.46%	1.61%	1.71%
Ratio of net inv. income to avg net assets (%)	0.72%	0.83%	1.37%	1.37%	1.50%
Portfolio turnover rate	17.30%	12.92%	5.07%	22.53%	88.18%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 27

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 28

STAAR International Fund

Prospectus

Ticker: SITIX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.34%
Acquired Fund Fees & Expenses	0.76%
Total Annual Fund Operating Expenses	2.90%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$293	$898	$1528	$3223

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.45% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight

STAAR Investment Trust PROSPECTUS                                                                               Page 29

allocation to different countries and regions to take advantage of economic and market trends.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 Annual Total Returns:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR Investment Trust PROSPECTUS                                                                               Page 30

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR International Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	-7.57%	-2.75%	0.44%	2.30%
Return After Taxes on Distributions*	-7.57%	-3.22%	-0.20%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares*	-4.57%	-2.12%	0.51%	1.88%
MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)	-0.81%	3.60%	3.03%	4.49%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

STAAR Investment Trust PROSPECTUS                                                                               Page 31

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 32

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

STAAR Investment Trust PROSPECTUS                                                                               Page 33

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”)  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisors Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 34

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS                                                                               Page 35

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS                                                                               Page 36

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

•

Include the Fund name and account number.

•

Include the amount of the transaction in terms of shares or dollars or percentages.

•

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

STAAR Investment Trust PROSPECTUS                                                                               Page 37

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 38

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 85% and Convergex received 15% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 39

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

International Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 10.45	$ 12.42	$ 11.54	$ 10.49	$ 12.59
Income From Investment Operations: ***
Net Investment Income (loss)*	(0.03)	0.06	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on securities	(0.77)	(1.06)	0.98	1.29	(1.90)
Total from investment operations	(0.80)	(1.00)	0.96	1.26	(1.96)
Distributions:
From net investment income	-	(0.06)	-	-	-
From net realized gain	-	(0.91)	(0.08)	(0.21)	(0.14)
Total from distributions	-	(0.97)	(0.08)	(0.21)	(0.14)
Net Asset Value, at end of Period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49
Total return (%)**	(7.57%)	(8.10%)	8.31%	11.98%	(15.55)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,121	$ 2,378	$ 2,985	$ 2,664	$ 2,509
Ratio of expenses to average net assets (%)	2.14%	1.99%	1.98%	2.17%	2.22%
Ratio of net inv. (loss) to avg net assets (%)	(0.25)%	0.48%	(0.18)%	(0.31)%	(0.53)%
Portfolio turnover rate	17.45%	17.58%	14.37%	12.86%	47.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 40

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 41

Larger Company Stock Fund

Prospectus

Ticker: SITLX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

FEES AND EXPENSES:  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES1

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.26%
Acquired Fund Fees & Expenses	0.43%
Total Annual Fund Operating Expenses	2.50%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$253	$779	$1331	$2836

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.02% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: This is a “fund of funds” that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of large companies with

STAAR Investment Trust PROSPECTUS                                                                               Page 42

market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund’s investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund’s overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR Investment Trust PROSPECTUS                                                                               Page 43

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR Larger Company Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	-3.87%	6.38%	3.09%	3.80%
Return After Taxes on Distributions*	-4.73%	5.77%	2.66%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares*	-1.57%	5.26%	2.58%	3.12%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	1.38%	12.57%	7.31%	6.81%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and Director of the Advisor.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.   A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

STAAR Investment Trust PROSPECTUS                                                                               Page 44

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 45

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

Up to 20% of the portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies’ business plan and financial performance.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the

STAAR Investment Trust PROSPECTUS                                                                               Page 46

Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”)  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds.  All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 47

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS                                                                               Page 48

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS                                                                               Page 49

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

•

Include the Fund name and account number.

•

Include the amount of the transaction in terms of shares or dollars or percentages.

•

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

STAAR Investment Trust PROSPECTUS                                                                               Page 50

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 51

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 82% and Convergex received 18% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 52

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 15.23	$ 15.92	$ 12.67	$ 11.43	$ 11.91
Income From Investment Operations: ***
Net investment (loss)*	(0.11)	(0.10)	(0.10)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on securities	(0.48)	1.06	3.35	1.32	(0.36)
Total from investment operations	(0.59)	0.96	3.25	1.24	(0.48)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.65)	(1.65)	-	-	-
Total from distributions	(0.65)	(1.65)	-	-	-
Net Asset Value, at end of Period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43
Total return (%)**	(3.87)%	6.03%	25.65%	10.85%	(4.03)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,158	$ 3,434	$ 3,694	$ 2,969	$ 2,991
Ratio of expenses to average net assets (%)	2.07%	1.99%	1.94%	2.14%	2.22%
Ratio of net inv. (loss) to avg net assets (%)	(0.77)%	(0.61)%	(0.72)%	(0.66)%	(1.01)%
Portfolio turnover rate	30.02%	21.72%	15.81%	5.55%	32.42%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 53

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 54

STAAR Short Term Bond Fund

Prospectus

Ticker: SITBX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%*
Distribution (12b-1) Fees	0.02%
Other Expenses	1.45%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	1.47%

* Beginning July 1, 2012, the management fee was changed to .25% from .35%.

* The Advisor voluntarily waived .25% in fees for 2015.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$150	$465	$803	$1757

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or

STAAR Investment Trust PROSPECTUS                                                                               Page 55

more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2015 the Fund had 41% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  59% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.2 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR Investment Trust PROSPECTUS                                                                               Page 56

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ending 9/30/06) and the lowest return for a quarter was –1.04% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR Short Term Bond Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	0.00%	0.21%	1.15%	3.05%
Return After Taxes on Distributions*	0.00%	0.04%	0.63%	1.77%
Return After Taxes on Distributions and Sale of Fund Shares*	0.00%	0.09%	0.69%	1.90%
Barcap 1-3 year Gov’t Index 2 (Reflects no deductions for taxes, fees or expenses)	0.65%	0.98%	2.74%	3.81%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Distributions representing a return of capital are not subject to income tax.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

STAAR Investment Trust PROSPECTUS                                                                               Page 57

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 58

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of As of 12/31/2015 the Fund had 41% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  59% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.2 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.   The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

STAAR Investment Trust PROSPECTUS                                                                               Page 59

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives:  Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

STAAR Investment Trust PROSPECTUS                                                                               Page 60

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

STAAR Investment Trust PROSPECTUS                                                                               Page 61

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES: You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

STAAR Investment Trust PROSPECTUS                                                                               Page 62

SELLING SHARES: You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.   If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER: We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

•

Include the Fund name and account number.

•

Include the amount of the transaction in terms of shares or dollars or percentages.

•

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE: The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on

STAAR Investment Trust PROSPECTUS                                                                               Page 63

that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS: Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS: If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES: The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the

STAAR Investment Trust PROSPECTUS                                                                               Page 64

Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS: The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

STAAR Investment Trust PROSPECTUS                                                                               Page 65

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION: The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 66

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 8.91	$ 8.98	$ 9.02	$ 8.86	$ 9.02
Income From Investment Operations: ***
Net investment Income (Loss)*	(0.00)(a)	(0.01)	0.06	0.06	0.06
Net realized and unrealized gain (loss) on securities	(0.00) (a)	(0.06)	(0.04)	0.16	(0.14)
Total from investment operations	(0.00)	(0.07)	0.02	0.22	(0.08)
Distributions:
From net investment income	-	-	(0.06)	(0.06)	(0.06)
Return of Capital	-	-	-	-	(0.02)
From net realized gain	-	-	-	-	-
Total from distributions	-	-	(0.06)	(0.06)	(0.08)
Net Asset Value, at end of Period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86
Total return (%)**	(0.00)%	(0.78)%	0.23%	2.48%	(0.85)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 842	$ 1,269	$ 1,287	$ 1,280	$ 1,457
Ratio of expenses to average net assets (%)	1.47%	1.48%	1.52%	1.55%	1.66%
Ratio of net inv. income to avg net assets (%)	(0.03)%	(0.11)%	0.69%	0.64%	0.69%
Portfolio turnover rate	0.00%	3.31%	48.25%	16.74%	99.92%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.06)%	-	(0.04)%	(0.12)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

STAAR Investment Trust PROSPECTUS                                                                               Page 67

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS                                                                               Page 68

Smaller Company Stock Fund

Prospectus

Ticker: SITSX

May 1, 2016

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.29%
Acquired Fund Fees & Expenses	0.72%
Total Annual Fund Operating Expenses	2.81%

* Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$284	$871	$1484	$3138

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.36% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of small companies

STAAR Investment Trust PROSPECTUS                                                                               Page 69

with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.   The Fund’s investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weigh the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com

STAAR Investment Trust PROSPECTUS                                                                               Page 70

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS				Since
For the periods ended 12/31/15				Inception
STAAR Smaller Company Fund	One Year	5 Years	10 Years	(05/28/97)
Return Before Taxes	-6.76%	4.78%	3.27%	6.02%
Return After Taxes on Distributions*	-8.70%	3.99%	2.26%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares*	-2.19%	3.95%	2.69%	5.02%
Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)	-4.41%	9.19%	6.80%	7.53%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Advisor: STAAR Financial Advisors, Inc. is the investment advisor (the “Advisor”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

STAAR Investment Trust PROSPECTUS                                                                               Page 71

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks

STAAR Investment Trust PROSPECTUS                                                                               Page 72

common to such funds, and may under perform other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”)  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment advisor to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. The Advisor is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Advisor is registered with the SEC under the Investment Advisor s Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Advisor and is the principal in charge of all of its investment management and research activities.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund’s Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’   approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended December 31, 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS                                                                               Page 73

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.

BY WIRE: Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS                                                                               Page 74

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS                                                                               Page 75

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

•

Include the Fund name and account number.

•

Include the amount of the transaction in terms of shares or dollars or percentages.

•

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

STAAR Investment Trust PROSPECTUS                                                                               Page 76

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

STAAR Investment Trust PROSPECTUS                                                                               Page 77

FREQUENT TRADING AND MARKET TIMING: The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.    The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

 The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2015 Scottrade received 72% and Convergex received 28% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS                                                                               Page 78

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value at Beg. of period	$ 14.01	$ 15.09	$ 11.67	$ 10.35	$ 11.26
Income From Investment Operations: ***
Net investment (loss)*	(0.13)	(0.17)	(0.16)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on securities	(0.82)	0.01	3.91	1.43	(0.74)
Total from investment operations	(0.95)	(0.16)	3.75	1.32	(0.91)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(1.35)	(0.92)	(0.33)	-	-
Total from distributions	(1.35)	(0.92)	(0.33)	-	-
Net Asset Value, at end of Period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35
Total return (%)**	(6.76)%	(1.09)%	32.14%	12.75%	(8.08)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,411	$ 3,774	$ 4,403	$ 3,254	$ 3,046
Ratio of expenses to average net assets (%)	2.09%	1.98%	1.94%	2.13%	2.20%
Ratio of net inv (loss) to avg net assets (%)	(0.94)%	(1.15)%	(1.21)%	(0.95)%	(1.53)%
Portfolio turnover rate	39.36%	12.38%	10.62%	14.95%	36.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS                                                                               Page 79

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 14 – COVER PAGE AND TABLE OF CONTENTS

PART B

STATEMENT OF ADDITIONAL INFORMATION

THE STAAR INVESTMENT TRUST

AltCat Fund (ACF) – Ticker: SITAX

General Bond Fund (GBF) – Ticker: SITGX

International Fund (INTF) – Ticker: SITIX

Larger Company Stock Fund (LCSF) – Ticker: SITLX

Short Term Bond Fund (STBF) – Ticker: SITBX

Smaller Company Stock Fund (SCSF) – Ticker: SITSX

Mutual Shareholder Services

8000 Town Centre Drive

Broadview Heights, OH 44147

1-888-717-8227 (1-888-71STAAR)

STAAR Financial Advisors, Inc. (Advisor to the Trust)

604 McKnight Park Drive

Pittsburgh, PA 15237

(412) 367-9076

This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the “Trust”) dated May 1, 2016, as supplemented from time to time.

This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust’s Prospectus can be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

Date: May 1, 2016

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 1

Item 15 – HISTORY

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

The Funds are:

AltCat Fund (ACF)
General Bond Fund (GBF)
International Fund (INTF)
Larger Company Stock Fund (LCSF)
Short Term Bond Fund (STBF)
Smaller Company Stock Fund (SCSF)

Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference.  Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

(1)

No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

(2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

(3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust’s Funds does not exceed 5% of net asset values.  In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

 (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

(5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

(6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA (“Ginnie Mae”) loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

(7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

(8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 2

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS (Continued)

(9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager’s activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be “covered”, meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor’s opinion, they expose a Fund to additional risk, which the Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds’ policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund’s risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust’s policies.

(10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

(11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust’s objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund’s portfolio.

The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:

1)

No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

2)   purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

3)  The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

       (12) The Funds generally disclose their portfolio holdings on a quarterly basis in Annual and Semi-Annual Reports as well as NQ Filings.  Such disclosures are generally made within 60 days of a quarter’s end.  At other times the manager(s) of the Funds may disclose that particular positions are held with respect to inquires from media, research organizations and individuals, but not as to specific share held or dollar amounts held.  General information about overall allocations may also be provided to such inquirers.

Item 17 – MANAGEMENT OF THE FUNDS

Board of Trustees

The Funds' Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Funds in accordance with the provisions of the Investment Company Act, other applicable laws and the Funds' charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Funds, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Funds.  The Funds do not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed.  They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Funds' characteristics and circumstances including the Funds' net assets, distribution arrangements, and the services provided by the Funds' service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 3

Item 17 – MANAGEMENT OF THE FUNDS (Cont.)

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Funds.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Funds' shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext, Coraopolis, PA 15108, Age 66	Indeterminate / 20 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, Inc., (Investment Advisor to the Trust), CEO Strategic Assets Group LLC

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 20 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 78	Indeterminate / 16 Years	Trustee, Independent Director	Advertising/Marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley, PA 15143, Age 64	Indeterminate / 15 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College,1986. Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Co-Founder, CEO, Strategic Assets Group, LLC, 2015-present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76; Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Music Team 2012-present, Triumph Church Stewardship Committee 2015-present, Finance Committee member 2014-present; Living Bridge Church Worship Team, 2009-2011; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee:

Education:  Denison University. Bachelor of Arts.

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 - Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McName e U.S.; 1985-1989 - President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 - Account Management Executive, Tatham-Laird & Kudner;  1960-1964 - Officer, U.S. Navy;  1958-1960 - Account Executive, Radio Station WCGO.  Other: Board Positions - Present: Staar Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S.

Richard Levkoy, Independent Trustee:

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science in Accounting, summa cum laude.

Employment History:  2012 – Present CFO, CJL Engineering, Moon Twp., PA; 2006 – 2012 Accounting Consultant – CJL Engineering; 2001 - 2012 St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner.  Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience - Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 4

Additional Biographical Information (Continued)

Jeffrey Dewhirst, Independent Trustee:

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2015.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 12/31/2015:

Mr. J. Andre Weisbrod & Family :

Fund	% Owned
ACF	7.88%
GBF	0.67%
INTF	5.31%
LCSF	4.98%
STBF	1.30%
SCSF	6.58%

Mr. Weisbrod is the only non-independent director.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committee also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The committee met three times in 2015 to engage in these oversight activities.

Code of Ethics: The Funds and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  The code permits personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds providing the procedures to prevent conflicts of interest by requiring the prior approval of the Chief Compliance Officer, and recording and reporting of transactions to the Fund’s Board of Trustees.

Proxy Voting Policy: The Board of Trustees has adopted a Proxy voting policy under which the Fund advisor(s) exercise voting rights for securities owned by the Funds. The policy provides the following guidelines:

Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors’ recommendations that the Manager(s) think might adversely affect shareholders.

If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

In general, the same policies will be applied to other securities.  Generally The STAAR Funds own an extremely small amount of

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 5

the outstanding shares of any security.

If the manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

Item 18 – CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

There are no Control Persons or Principal Holders to report.

Item 19 – INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust.

Fees to be paid to the Advisor by terms of the Advisory Agreement are as follows:

	Monthly Rate*	Annualized*	2013 Amount Paid	2014 Amount Paid	2015 Amount Paid
GBF	.0208%	.25%	5,589	4,575	4,388
STBF	.0208%	.25%	3,178	2,682	-
LCSF	.0667%	.80%	26,658	27,230	26,936
SCSF	.0667%	.80%	30,473	31,386	28,454
INTF	.0667%	.80%	22,387	21,269	18,810
ACF	.0667%	.80%	25,193	26.995	26.919

*These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  Effective July 1, 2012, the management fees were reduced from .35% to .25% on the bond funds and from 90% to .80% on the stock funds.  For the period October 1, 2014 through December 31, 2015, the Advisor voluntarily waived $3,368.81 in advisory fees for STBF.

Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

	2013 Amount Paid	2014 Amount Paid	2015 Amount Paid
GBF	10,265	8,410	8,579
STBF	5,822	6,301	5,020
LCSF	15,245	15,603	16,363
SCSF	17,432	17,978	17,244
INTF	12,826	12,190	11,446
ACF	14,406	15,476	16,387

These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC.  At that time the Advisor’s compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

Mr. J. Andre Weisbrod serves as portfolio manager for each of the six series Funds.  Mr. Weisbrod also manages discretionary accounts for private clients and advises other clients on a non-discretionary basis.  Total assets under discretionary management arrangements at the end of 2015 were $36.4 million including thirty-five individual clients, a private equity fund and the six STAAR Investment Trust Funds.  Non-discretionary account assets advised without discretion were estimated at $4.5 million.  These activities may require decisions and/or advice to change allocations of an individual’s account among any STAAR Funds holdings such account may have.  Mr. Weisbrod owned $108,544 of STAAR Funds shares as of December 31, 2015.

Other Investment Advice.  There is no other Investment Advice to report.

Transfer and Dividend-Paying Agent

Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

Custodian

     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

Independent Registered Public Accounting Firm

      GOFF BACKA ALFERA & COMPANY, LLC, 3325 Saw Mill Run Blvd., Pittsburgh, PA 15227

Item 20 – PORTFOLIO MANAGERS

J. Andre Weisbrod is portfolio manager for all six Funds.  He also manages 35 private separate account portfolios totaling $21.9 million and a private investment fund with $.3 million under management in 2015.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 6

 Item 21 – BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

Fund	Broker-Dealer	2011	2012	2013	2014	2015	% of Comm Pd in 2015

GBF	Scottrade	231	114	114	219	125	100%
STBF	Scottrade	115	34	280	302	161	100%
LCSF	Scottrade	819	315	476	581	742	82%
LCSF	Convergex	-	-	-	-	165	18%
SCSF	Scottrade	595	371	388	514	652	72%
SCSF	Convergex	-	-	-	-	249	28%
INTF	Scottrade	749	231	515	400	385	85%
INTF	Convergex	-	-	-	-	67	15%
ACF	Scottrade	1,057	448	770	749	833	73%
ACF	Convergex	-	-	-	-	316	27%

NOTE: Some commissions and payments to broker-dealers may be estimated or not shown if they are not identifiable.  Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. Such purchases or sales of bonds were made during the period through Bank of OK, Scottrade and Sterne Agee.   Broker-dealers may receive 12b-1 “trailer” fees from certain underlying funds purchased through them.  12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds’ shareholders.  Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

12b-1 Plan

Effective September 3, 1998 the Trust has adopted a Plan of Distribution or “12b-1 Plan” under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund’s average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under “Trust Expenses”. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

In 2015 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares.    Total amounts were paid as follows:

Purpose or Payee	GBF	STBF	LCSF	SCSF	INTF	ACF
WRP Investments, Inc.	$ 608.57	$ 219.93	$ 407.78	$ 160.09	$ 92.29	$ 196.12
Dautrich Seiler Fin. Srvcs.	$ -	$ -	$ -	$ -	$ -	$ -
Trustmont Financial Company	$ -	$ -	$ -	$ -	$ -	$ -
Advertising	$ -	$ -	$ -	$ -	$ -	$ -

*Actual cash paid.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 7

Item 22 – CAPITAL STOCK AND OTHER SECURITIES

There is only one class of shares issued by the Trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 23 – PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 – TAXATION OF THE FUNDS

The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 – UNDERWRITERS

There are no underwriters of the Funds.

Item 26 – CALCULATION OF PERFORMANCE DATA

Each Fund’s performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

P(1 + T)n = ERV
where:
P = a hypothetical initial payment of $10,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

Dividends and capital gains are assumed to be reinvested.

Total Return Performance Since May 28, 1997 Public Inception
	GBF	STBF	LCSF	SCSF	INTF	ACF
Payment	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Av. Annualized Tot Ret	3.13%	3.05%	3.80%	6.02%	2.30%	4.16%
Years: 5/28/97 to 12/31/15	18.59	18.59	18.59	18.59	18.59	18.59
Ending Value	$17,737	$17,468	$20,001	$29,644	$15,270	$21,327

Where Yield is calculated, the following formula is used:

YIELD = 2*[(((a-b)/cd) + 1)^6 – 1]

where:

a = dividends and interest earned during the period.

B = expenses accrued for the period (net of reimbursements).

C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

D = the maximum offering price per share on the last day of the period.

Yield Calculation 30 Days Ended 12/31/2015

	GBF	STBF	LCSF	SCSF	INTF	ACF

Investment Income	3084.22	1067.99	15,841.33	11,875.27	22,787.22	21,714.22
Expenses	2269.70	161.18	6,512.62	5,448.13	3,196.67	7,196.57
Net Investment Income	814.52	906.81	9,328.71	6,427.14	19,590.55	14,517.65
Avg. Shrs. Outstanding	158,262	94,640	216,538	261,910	220,264	234,427
Max Offer price end of Period	9.60	8.91	13.99	11.71	9.65	13.38
SEC 30 Day Yield	0.65%	1.31%	3.75%	2.55%	11.21%	5.63%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30-day yields may overstate the annualized yields.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 8

Item 27 – FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

Staar Investment Trust

We have audited the accompanying statements of assets and liabilities of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of , and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2015, 2014, 2013 and 2012. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the financial highlights, for the year ended December 31, 2011 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 25, 2012.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of , by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Staar Investment Trust as of , the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2015, 2014, 2013, and 2012 in conformity with accounting principles generally accepted in the United States of America.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

February 23, 2016

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 9

STAAR INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES 12/31/2015

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,502,545; $1,556,029; $1,843,638; $2,185,160;	$ 3,161,322	$1,509,453	$ 2,123,224	$3,159,586	$ 839,938	$3,414,293
$843,041; $2,904,556, respectively)
Cash	71	-	84	-	-	-
Receivables:
Portfolio Securities Sold	-	-	-	-	-	-
Shareholder Subscriptions	797	51	580	334	139	418
Dividends and Interest	2,614	9,752	3	1,428	2,832	1,486
Prepaid Expenses	1,557	773	1,074	1,636	439	1,659
Total Assets	3,166,361	1,520,029	2,124,965	3,162,984	843,348	3,417,856
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	901	135	607	901	-	978
Accrued Administrative Fees	113	54	76	113	30	122
Accrued Trustee Fees	-	8	7	-	5	19
Accrued Distribution Fees	15	62	3	75	13	11
Shareholder Redemptions	724	-	685	740	-	721
Other Accrued Expenses	2,753	1,329	3,033	2,471	1,261	3,179
Dividends Payable	347	21	-	732	-	1,640
Total Liabilities	4,853	1,609	4,411	5,032	1,309	6,670
Net Assets	$ 3,161,508	$1,518,420	$ 2,120,554	$3,157,952	$ 842,039	$3,411,186

Net Assets Consist of:
Paid In Capital	$ 2,483,955	$1,705,693	$ 1,876,520	$2,187,401	$ 855,969	$2,906,720
Accumulated Undistributed Realized Gain (Loss) on Investments	18,776	(140,697)	(35,552)	(3,875)	(10,827)	(5,271)
Unrealized Appreciation (Depreciation) in Value of Investments	658,777	(46,576)	279,586	974,426	(3,103)	509,737
Net Assets (for 236,293; 158,118; 219,729; 225,781; 94,480; 291,251, shares outstanding, respectively)	$ 3,161,508	$1,518,420	$ 2,120,554	$3,157,952	$ 842,039	$3,411,186
Net Asset Value and Offering Price Per Share	$ 13.38	$ 9.60	$ 9.65	$ 13.99	$ 8.91	$ 11.71

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 10

STAAR Alternative Categories Fund

Schedule of Investments

12/31/2015

Shares		Value

COMMON STOCKS - 23.01%

Air Courier Servcies - 0.24%
50	Fedex Corp.	$ 7,449

Air Transportation, Scheduled - 0.40%
300	American Airlines Group, Inc.	12,705

Aircraft - 1.14%
250	Boeing Co.	36,147

Beverages - 1.21%
350	Diageo Plc. ADR	38,175

Converted Paper & Paperboard Products - 1.21%
300	Kimberly Clark Corp.	38,190

Crude Petroleum & Natural Gas - 0.31%
200	Anadarko Petroleum Corp.	9,716

Electric Services - 1.97%
1,000	PPL Corp.	34,130
600	Southern Co.	28,074
		62,204
Electronic Computers - 0.33%
100	Apple, Inc.	10,526

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.48%
750	V.F. Corp.	46,688

Mining & Quarrying of Nonmetal - 0.30%
500	U.S. Silica Holdings, Inc.	9,365

Miscellaneous Food Preparation - 1.08%
4,800	Inventure Foods, Inc. *	34,080

Perfumes, Cosmetics & Other Toilet Preparations - 1.15%
1,900	United Guardian, Inc.	36,385

Alternative Categories Fund Schedule of Investments (Cont.) Petroleum Refining - 0.31%
700	Statoil ASA ADR	$ 9,772

Pharmaceutical Preparations - 3.00%
5,200	Apricus Biosciences, Inc. *	5,148
400	Bristol Myers Squibb Co.	27,516
151	Johnson & Johnson	15,511
600	Mylan, Inc. *	32,442
300	Zoetis, Inc.	14,376
		94,993
Retail-Eating Places - 0.96%
900	Fiesta Retaurant Group, Inc. *	30,240

Retail-Variety Stores - 1.53%
300	Costco Wholesale Corp.	48,450

Retail-Grocery Stores - 0.50%
600	Sprouts Farmers Market, Inc. *	15,954

Services-Business Services, NEC - 0.66%
200	Accenture Plc. Class A	20,900

Services-Computer Processing & Data Preparation - 0.88%
5,500	Zix Corp. *	27,940

Services-Computer Programming - 0.60%
25	Alphabet, Inc.	18,972

Services-Equipment Rental & Leasing, NEC - 1.32%
600	Air Lease Corp.	20,088
300	United Rentals, Inc. *	21,762
		41,850
State Commercial Banks - 0.91%
400	Northern Trust Corp.	28,836

Telephone Communications - 1.27%
1,000	Fusion Telecommunications Intl., Inc.	3,260
800	Verizon Communications, Inc.	36,976
		40,236

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 12

          Alternative Categories Fund Schedule of Investments (Cont.)

Shares		Value

Wholesale-Groceries & General Line - 0.25%
200	United Natural Foods, Inc. *	$ 7,872

TOTAL FOR COMMON STOCKS (Cost $637,978) - 23.01%		727,645

EXCHANGE TRADED FUNDS - 33.36%
800	Builders Emerging Markets 50 ADR Index Fund	23,256
600	Consumer Discretionary SPDR ETF	46,896
1,200	DB X-trackers MSCI EAFE Hedged Equity ETF	32,592
700	First Trust Dorsey Wright Focus 5 ETF	16,443
1,500	First Trust Dorsey Wright International Focus 5 ETF	26,835
100	Guggenheim S&P SmallCap 600 Pure Growth ETF	8,086
500	IQ Global Agribusiness SmallCap ETF	13,926
200	iShares Dow Jones US Health Care Sector Index Fund	30,002
400	iShares Dow Jones US Medical Devices Index Fund	48,992
350	iShares MSCI EAFE Index Fund	20,552
150	iShares NASDAQ Biotechnology Index Fund	50,750
300	iShares Russell 2000 Index Fund	33,786
650	iShares Russell Microcap Index Fund	46,865
1,500	iShares Russell Midcap Growth Index Fund	137,880
600	iShares S&P 600 SmallCap Growth Index Fund	74,586
400	iShares S&P Global Healthcare Sector Index Fund	41,048
400	iShares S&P Global Infrastructure Fund	14,374
600	iShares S&P Global Technology Sector Fund	58,512
700	iShares U.S. Technology	74,921
400	Market Vectors-Agribusiness	18,596
900	Powershares Global Water Portfolio	18,837
400	PowerShares QQQ ETF	44,744
600	ProShares S&P 500 Dividend Aristocrats	29,598
1,000	PureFunds ISE Cyber Security ETF *	25,900
50	SPDR S&P Emerging Asia Pacific Fund	3,680
600	Vanguard REIT Index	47,838
400	WisdomTree International Small Cap Dividend Fund	23,240
400	WisdomTree Midcap Earnings Fund	34,856
100	WisdomTree Total Earnings ETF	7,109
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $817,147) - 33.36%		1,054,700

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 13

         Alternative Categories Fund Schedule of Investments (Cont.)

Shares		Value

OPEN END MUTUAL FUNDS - 36.59%
2,065	American Smallcap World Fund Class F-1	$ 89,156
8,987	Franklin Global Mutual Discovery Fund Class A	259,364
4,175	Franklin Natural Resources Fund Class A	85,332
12,363	Live Oak Health Sciences Fund	236,998
8,368	Matthews Asian Growth & Income Fund	134,137
1,946	Vanguard Energy Fund	79,906
1,233	Vanguard Health Care Fund	271,800
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $838,352) - 36.59%		1,156,693

REAL ESTATE INVESTMENT TRUSTS - 4.43%
350	American Tower Corp.	33,933
100	Boston Properties, Inc.	12,754
560	Eastgroup Properties Inc.	31,142
900	HCP, Inc.	34,416
1,300	One Liberties Properties, Inc.	27,898
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $126,927) - 4.43%		140,143

MONEY MARKET FUND - 2.60%
82,141	Federated Prime Obligations Fund-Institutional Class 0.23% ** (cost $82,141)	82,141

TOTAL INVESTMENTS (Cost $2,502,545) - 99.99%		3,161,322

OTHER ASSETS LESS LIABILITIES - 0.01%		186

NET ASSETS - 100.00%		$ 3,161,508

* Non-income producing securities during the period.

**Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 14

STAAR General Bond Fund

Schedule of Investments

12/31/2015

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 78.72%

Automobile Manufacturing - 1.64%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/18	$ 24,905

Banking - Global - 1.28%
20,000	CorpBanca 3.125%, 1/15/18	19,489

Chemicals Domestic - 1.62%
25,000	Dow Chemical Co. Sr 1.90%, 3/15/18	24,581

Commerce-Banks Central US - 14.11%
64,000	Bank of Oklahoma 5.75%, 5/15/17	63,731
50,000	GE Capital Retail Bank CD 1.75%, 4/5/17	50,200
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	49,895
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,428
		214,254
Commerce-Banks Eastern US - 14.51%
25,000	Cit Bank CD 1.65%, 12/5/19	24,507
50,000	Discover Bank CD 1.45%, 3/1/17	50,256
40,000	Discover Bank CD 1.75%, 4/4/17	40,341
35,000	Goldman Sachs Bank CD 1.6%, 3/11/19	34,841
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,396
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	19,949
		220,290
Commercial Service-Finance - 4.86%
25,000	Air Lease Corp. 2.125%, 1/15/18	24,563
50,000	GATX Corp. 2.50%, 7/30/19	49,196
		73,759
Diversified Banking Institution - 9.80%
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	25,044
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,010
50,000	Royal Bank of Canada 2.00%, 1/29/21	51,227
50,000	Royal Bank of Canada 2.25%, 3/19/21	47,476
		148,757
Electric Services - 1.32%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,013

Finance-Auto Loans - 1.63%
25,000	Ford Motor Credit Co. 1.684%, 9/8/17	24,697
Food & Beverage - 2.93%
25,000	Beam, Inc. 1.75%, 6/15/18	$ 24,624
20,000	Conagra Foods, Inc. 1.90%, 1/25/18	19,889
		44,513
Gold & Silver Ores - 1.60%
25,000	Goldcorp, Inc., New 2.125%, 3/15/18	24,229

Integrated Oils - 3.38%
25,000	Petrobras Global Fin 2.00%, 5/20/16	24,625
30,000	Petrobras International Fin 5.875%, 3/1/18	26,700
		51,325
Oil & Gas Field Machinery & Equipment - 2.05%
35,000	Transocean, Inc. 6.00%, 3/15/2018	31,150

Media Diversified - 4.85%
75,000	Viacom, Inc. 2.20%, 4/1/19	73,670
	General Bond Fund Schedule of Investments (Cont.)
Shares/Principal		Value
25,000	Catholic Health 1.60%, 11/1/17	24,951

Metal Mining - 1.00%
20,000	Teck Resources, Ltd. 2.50%, 2/1/18	15,200

Services-High School - 3.31%
50,000	Jefferson High School 2.00%, 8/01/18	50,275

Telephone-Integrated - 2.04%
30,000	Centurylink, Inc. 6.00%, 4/1/17	31,050

Travel & Lodging - 1.98%
30,000	Carnival Corp. Sr NT 1.20%, 2/5/16	30,009

Water, Sewer, Pipeline - 1.52%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	23,112

Wholesale - Hardware - 1.65%
25,000	Intel Corp. 1.35%, 12/15/17	25,033

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,211,776) - 78.72%		1,195,262

EXCHANGE TRADED FUNDS - 9.73%
820	iShares Lehman TIPS Bond	$ 89,938
1,000	Spdr Barclays Short Term Teasury	30,100
300	Vanguard Mortgage-Backed Securities	15,816
150	Vanguard Short-Term Corp. Bond Index Fund	11,849
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $142,540) - 9.73%		147,703

REAL ESTATE INVESTMENT TRUSTS - 6.61%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	100,435
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,884) - 6.61%		100,435

REVENUE BOND - 0.94%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	14,251
TOTAL FOR REVENUE BOND (Cost $50,027) - 0.94%		14,251

MONEY MARKET FUND - 3.41%
51,802	Federated Prime Obligations Fund - Institutional Class 0.23% ** (Cost $51,802)	51,802

TOTAL INVESTMENTS (Cost $1,556,029) - 99.41%		1,509,453

OTHER ASSETS LESS LIABILITIES - 0.59%		8,967

NET ASSETS - 100.00%		$1,518,420

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

                     The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 16

STAAR International Fund

Schedule of Investments

12/31/15

Shares			Value

COMMON STOCK - 2.66%

Beverages - 1.29%
250		Diageo Plc. ADR	$27,267

Crude Petroleum & Natural Gas - 0.09%
2,500		Pengrowth Energy Corp.	1,833

Motor Vehicles & Passenger Carriers - 0.28%
200		Tata Motors Ltd. ADR *	5,894

Petroleum Refining - 0.26%
400		Statoil ASA ADR	5,584

Services - Business Services - 0.74%
150		Accenture Plc Class A	15,675

TOTAL FOR COMMON STOCK (Cost $61,161) - 2.66%			56,253

EXCHANGE TRADED FUNDS - 33.44%
1,500		Builders Emerging Markets 50 ADR Index Fund	43,605
4,300		DB X-Trackers MSCI EAFE Hedged Equity Fund	116,788
4,500		First Trust Dorsey Wright International Focus 5 ETF	80,505
400		First Trust-ISE China Index	11,344
600		iShares MSCI Australia Index Fund	11,376
600		iShares MSCI EAFE Index Fund	35,232
400		iShares MSCI Emerging Markets Index Fund	12,876
1,100		iShares MSCI Singapore Index Fund	11,308
900		iShares MSCI Sweden Index Fund	26,262
1,100		iShares MSCI Switzerland Index Fund	34,144
400		SPDR S&P Emerging Asia Pacific Fund	29,440
500		Vanguard Global Ex-U.S Real Estate	25,550
1,400		WisdomTree International High Dividend ETF	52,836
1,300		WisdomTree International Dividend Ex-Financial Fund	49,452
2,900		WisdomTree International Small Cap Dividend Fund	168,490
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $727,823) - 33.44%			709,208
	International Fund Schedule Investments (Cont.)
Shares			Value
OPEN END MUTUAL FUNDS - 63.26%
5,175		American Europacific Growth Fund Class-F-1	$233,692
2,881		Calamos International Growth Class A	49,059
6,554		Franklin Templeton Developing Markets Trust Class A	89,065
4,406		Harbor International Fund Institutional Class	261,866
3,980		Putnam International Capital Opportunities Fund Class A	135,757
14,048		Sextant International Fund	193,716
19,518		T Rowe Price International Growth & Income Funds	255,103
10,283		The Aberdeen International Equity Fund Institutional Service Class	123,092
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,038,241) - 63.26%			1,341,350
MONEY MARKET FUND - 0.77%
16,413		Federated Prime Obligations Fund - Institutional Class 0.23% **	16,413
		(cost $16,413)

TOTAL INVESTMENTS (Cost $1,843,638) - 100.13%			2,123,224

LIABILITIES LESS OTHER ASSETS - (0.13)%			-2,670

NET ASSETS - 100.00%			$2,120,554

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

ADR - American Dep**

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 18

STAAR Larger Company Stock Fund

Schedule of Investments

12/31/2015

Shares		Value
COMMON STOCK - 18.86%

Air Courier Services - 0.47%
100	Fedex Corp.	$14,899

Aircraft - 1.15%
250	The Boeing Co.	36,148

Beverages - 0.79%
250	Pepsico, Inc.	24,980

Converted Paper & Paperboard Products - 1.01%
250	Kimberly Clark Corp.	31,825

Crude Petroleum & Natural Gas - 0.31%
200	Anadarko Petroleum Corp.	9,716

Electric Services - 2.37%
1,100	PPL Corp.	37,543
800	Southern Co.	37,432
		74,975
Electronic Computers - 0.33%
100	Apple, Inc.	10,526

Heavy Construction Other Than Blgs Const - Contractors - 0.13%
100	Jacobs Engineering Group, Inc. *	4,195

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.38%
700	V.F. Corp.	43,575

National Commercial Banks - 2.06%
300	Capital One Financial Corp.	21,654
800	Wells Fargo & Co.	43,488
		65,142
Pharmaceutical Preparations - 3.25%
350	Johnson & Johnson	35,952
700	Mylan, Inc. *	37,849
600	Zoetis, Inc.	28,752
		102,553
	Larger Company Fund Schedule of Investments (Cont.)
Shares		Value

Retail-Drug Stores & Proprietary Stores - 0.40%
150	Walgreens Boots Alliance, Inc.	$12,773

Retail-Variety Stores - 1.53%
300	Costco Wholesale Corp.	48,450

Retail-Grocery Stores - 0.25%
300	Sprouts Farmers Market, Inc. *	7,977

Semiconductors & Related Devices - 1.18%
800	Microchip Technology, Inc.	37,232

Services-Equipment Rental & Leasing, Nec - 0.97%
700	Air Lease Corp.	23,436
100	United Rentals, Inc. *	7,254
		30,690
Telephone Communications - 1.03%
700	Verizon Communications, Inc.	32,354

Wholesale-Groceries & General Line - 0.25%
200	United Natural Foods, Inc. *	7,872

TOTAL FOR COMMON STOCK (Cost $497,595) - 18.86%		595,882

EXCHANGE TRADED FUNDS - 28.81%
1,050	Consumer Discretionary SPDR	82,069
1,800	Consumer Staples Select Sector SPDR	90,882
200	First Trust Dorsey Wright Focus 5 ETF	4,698
1,200	First Trust ISE Cloud Computing Index	36,048
300	iShares Core S&P 500 ETF	61,461
100	iShares Nasdaq Biotechnology	33,833
2,350	iShares Russell Mid Cap Growth Index	216,012
250	iShares U.S. Healthcare ETF	37,503
400	iShares U.S. Medical Devices ETF	48,992
200	iShares U.S. Real Estate ETF	15,016
400	iShares U.S. Tech ETF	42,812
100	Market Vectors Agribusiness	4,649
400	Powershares DWA Momentum ETF	16,548
350	Powershares QQQ ETF	39,151

	Larger Company Fund Schedule of Investments (Cont.)
Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
400	ProShares S&P 500 Dividend Aristocrats	$19,732
1,000	PureFunds ISE Cyber Security ETF *	25,900
300	Vanguard Consumer Discretionary	36,766
600	Vanguard Dividend Appreciation ETF	46,656
550	Vanguard REIT Index	43,851
100	WisdomTree Total Earnings	7,109
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $728,444) - 28.81%		909,688

OPEN-END MUTUAL FUNDS - 47.24%
7,542	AF Fundamental Investors Fund Class F-1	382,300
9,994	AMG Yacktman Service	208,577
12,922	Brown Advisory Growth Equity Inst	250,294
6,938	Franklin Rising Dividends Fund Class A	331,307
3,058	Mairs & Power Growth Fund	319,389
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $824,416) - 47.24%		1,491,867

REAL ESTATE INVESTMENT TRUSTS - 3.78%
400	American Tower Corp.	38,780
200	Boston Properties, Inc.	25,508
500	HCP, Inc.	19,120
145	Public Storage, Inc.	35,917
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $91,881) - 3.78%		119,325

MONEY MARKET FUND - 1.36%
42,824	Federated Prime Obligations Fund - Institutional Class 0.23% **	42,824
	(Cost $42,824)

TOTAL INVESTMENTS (Cost $2,185,160) - 100.05%		3,159,586

LIABILITIES LESS OTHER ASSETS - (0.05)%		-1,634

NET ASSETS - 100.00%		$3,157,952

         * Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 21

 STAAR Short Term Bond Fund

Schedule of Investments

12/31/2015

Shares		Value
CORPORATE/GOVERNMENT BONDS - 96.90%

Aerospace & Defense - 7.62%
65,000	L-3 Communications Corp. 1.5%, 5/28/17	$64,195

Banking - 9.51%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	29,959
50,000	Sallie Mae/ Salt Lake CD 1.20% 11/7/16	50,149
		80,108
Banks - Domestic MTN - 2.96%
25,000	Credit Suisse NY MTN 1.375%, 5/26/17	24,882

Commerce-Banks Eastern US - 2.98%
25,000	Discover Bank CD 2.05%, 10/9/18	25,120

Commerce-US Banks Domestic - 20.67%
20,000	GE Capital Bank CD 1.15%, 5/23/17	19,993
50,000	GE Capital Retail Bank CD 1.05%, 2/28/17	50,086
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	25,010
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	49,020
30,000	Synchrony Bank CD 1.10%, 6/13/17	29,970
		174,079
Commercial Services-Finance - 6.44%
30,000	Air Lease Corp. 2.125%, 1/15/18	29,475
25,000	GATX Corp. SR NT 1.25%, 3/4/17	24,749
		54,224
Communication Services, Nec - 7.70%
40,000	AT&T, Inc. 1.40%, 12/01/17	39,815
25,000	BPCE Global NT 1.70% 4/25/16	25,039
		64,854
Diversified Banking Institution - 12.49%
40,000	Ally Bank CD 1.10%, 8/22/16	40,091
25,000	Bank of America Corp. 1.25%, 1/11/16	25,002
40,000	Citigroup, Inc. 1.30%, 4/1/16	40,056
		105,149
Home Improvement - 2.95%
25,000	Whirlpool Corp. SR GLBL 1.35%, 03/01/17	24,854

Oil & Gas Field Services, NEC - 3.51%
30,000	FMC Technologies, Inc. 2.00%, 10/01/17	29,532

Short-Term Bond Fund Schedule of Investments (Cont.)

Shares/Principal		Value

Services-Health Services - 2.95%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	$24,821

Services-High School - 5.93%
50,000	Jefferson Union High School 1.45%, 8/1/17	49,915

Short Term Corporate - 11.19%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	35,141
60,000	Petrobras Global Fin. 2.00%, 5/20/16	59,100
		94,241

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $819,107) - 96.90%		815,974

EXCHANGE TRADED FUNDS - 0.94%
100	Vanguard Short-Term Corporate Bond Index Fund	7,899
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $7,869) - 0.94%		7,899

MONEY MARKET FUND - 1.91%
16,065	Federated Prime Obligations Fund - Institutional Shares 0.23% *	16,065
	(Cost $16,065)

TOTAL INVESTMENTS (Cost $843,041) - 99.75%		839,938

OTHER ASSETS LESS LIABILITIES - 0.25%		2,101

NET ASSETS - 100.00%		$842,039

* Variable rate security; the coupon rate shown represents the yield at December 31, 2015

                The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 23

STAAR Smaller Company Stock Fund

Schedule of Investments

12/31/2015

Shares		Value

COMMON STOCK - 7.08%

Crude Petroleum & Natural Gas - 0.09%
4,000	Pengrowth Energy Corp.	$ 2,933

Footwear (No Rubber) - 0.71%
800	Steve Madden Ltd. *	24,176

Miscellaneous Food Preparation - 1.15%
5,500	Inventure Foods, Inc. *	39,050

Perfumes, Cosmetics & Other Toilet Preparations - 0.44%
790	United Guardian, Inc.	15,128

Petroleum Refining - 0.07%
100	BP Prudhoe Bay Royalty Trust Co.	2,494

Pharmaceutical Preparations - 0.58%
20,000	Apricus Biosciences, Inc. *	19,800

Retail-Eating Places - 0.79%
800	Fiesta Retaurant Group, Inc. *	26,880

Services-Computer Integrated Systems Design - 0.85%
1,800	Quality Systems, Inc.	29,016

Services-Computer Processing & Data Preparation - 0.74%
5,000	Zix Corp. *	25,400

Telephone Communications - 0.29%
3,000	Fusion Telecommunications Intl., Inc. *	9,780

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.37%
400	Watsco, Inc.	46,852

TOTAL FOR COMMON STOCK (Cost $270,466) - 7.08%		241,509

Smaller Company Stock Fund Schedule of Investments (Cont.)

Shares		Value

EXCHANGE TRADED FUNDS - 47.10%
600	Guggenheim S&P SmallCap 600 Pure Growth ETF	$48,516
350	iShares Core S&P Small Cap ETF	38,538
200	iShares Russell 2000 Index Fund	22,524
1,075	iShares Russell 2000 Value Index	98,836
3,175	iShares Russell Microcap Index Fund	228,917
5,180	iShares S&P Smallcap 600 Growth Index Fund	643,926
1,100	PowerShares Global Water Portfolio	23,023
400	Vanguard Small Cap ETF	44,256
400	WisdomTree Midcap Earnings	34,856
5,000	WisdomTree Small Cap Dividend	324,650
1,300	WisdomTree Small Cap Earnings ETF	98,540
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,251,057) - 47.10%		1,606,582

OPEN END MUTUAL FUNDS - 42.20%
12,461	Aberdeen Smallcap Fund Class A *	333,701
15,960	Columbia Acorn Fund Class Z	308,657
4,527	Franklin Microcap Value Fund Class A	129,794
2,749	Hancock Horizon Burkenroad Smallcap Class D	146,023
3,797	Satuit Capital U.S. Emerging Companies Fund Class A	95,732
5,417	Touchstone Smallcap Core Fund Class Y	85,213
57,510	Wasatch Smallcap Value Fund	340,457
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,263,045) - 42.20%		1,439,577

REAL ESTATE INVESTMENT TRUSTS - 1.96%
700	EastGroup Properties, Inc.	38,927
1,300	One Liberties Properties, Inc.	27,898
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $60,188) - 1.96%		66,825

MONEY MARKET FUND - 1.75%
59,800	Federated Prime Obligations Fund - Institutional Class 0.23%**	59,800
	(Cost $59,800)

TOTAL INVESTMENTS (Cost $2,904,556) - 100.09%		3,414,293

LIABILITIES LESS OTHER ASSETS - (0.09)%		-3,107

NET ASSETS - 100.00%		$3,411,186

 * Non-income producing securities during the period.

 ** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

      The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 25

STATEMENT OF OPERATIONS FOR THE YEAR ENDED 12/31/2015

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $376, $0, $266, $22, $0, $222 respectively)	$ 54,753	$ 1,553	$ 44,281	$ 43,705	$ 562	$ 40,799
Interest	125	38,620	85	120	13,943	118
Total Investment Income	54,878	40,173	44,366	43,825	14,505	40,917

Expenses:
Advisory Fees (Note 3)	26,925	4,387	18,786	26,926	2,523	28,448
Distribution Fees (Note 3)	191	587	82	442	185	143
Transfer Agent and Fund Accounting Fees	13,244	6,588	9,417	12,810	3,780	13,870
Administrative Fees	3,366	1,755	2,348	3,366	1,009	3,556
Audit and Tax Service Fees	8,773	4,380	6,230	8,665	2,633	9,119
Legal Fees	3,750	1,790	2,720	3,650	1,160	4,015
Custody Fees	3,367	2,756	2,920	3,202	2,647	3,385
Printing Fees	730	365	580	821	265	813
Insurance Fees	3,754	1,907	2,726	3,789	1,124	4,161
Director's Fees	2,020	1,077	1,442	1,991	620	2,240
Registration Fees	1,778	900	1,299	1,795	627	1,984
Other	2,390	1,095	1,725	2,255	745	2,555
Total Expenses	70,288	27,587	50,275	69,712	17,318	74,289
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(2,523)	-
Net Expenses	70,288	27,587	50,275	69,712	14,795	74,289

Net Investment Income (Loss)	(15,410)	12,586	(5,909)	(25,887)	(290)	(33,372)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(49,279)	2,502	(52,799)	45,034	(4)	183,934
Capital Gain Distributions from Investment Companies	80,208	81	12,937	93,684	6	170,062
Net Change in Unrealized Appreciation (Depreciation) on Investments	(177,323)	(49,872)	(126,017)	(240,540)	1,430	(557,233)
Net Realized and Unrealized Gain (Loss) on Investments	(146,394)	(47,289)	(165,879)	(101,822)	1,432	(203,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (161,804)	$ (34,703)	$(171,788)	$(127,709)	$ 1,142	$(236,609)

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 26

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31,2015 and Year Ended December 31, 2014

	ACF		GBF		INTF		LCSF		STBF		SCSF
	12/31/2015	12/31/2014	12/31/2015	12/31/2014	12/31/2015	12/31/2014	12/31/2015	12/31/2014	12/31/2015	12/31/2014	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (15,410)	$ (11,942)	$ 12,586	$ 15,099	$ (5,909)	$ 12,664	$ (25,887)	$ (20,889)	$ (290)	$ (1,500)	$ (33,372)	$ (45,182)
Net Realized Gain on Investments	30,929	241,622	2,583	11,697	(39,862)	186,355	138,718	388,716	2	267	353,996	224,246
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(177,323)	(149,860)	(49,872)	(28,002)	(126,017)	(407,092)	(240,540)	(168,121)	1,430	(9,425)	(557,233)	(228,027)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(161,804)	79,820	(34,703)	(1,206)	(171,788)	(208,073)	(127,709)	199,706	1,142	(10,658)	(236,609)	(48,963)

Distributions to Shareholders from:
Net Investment Income	-	-	(12,657)	(15,098)	-	(12,662)	-	-	-	-	-	-
Realized Gains	(30,235)	(232,967)	-	-	-	(190,154)	(140,346)	(335,108)	-	-	(353,276)	(229,457)
Net Change in Net Assets from Distributions	(30,235)	(232,967)	(12,657)	(15,098)	-	(202,816)	(140,346)	(335,108)	-	-	(353,276)	(229,457)

Capital Share Transactions:
Proceeds from Sale of Shares	265,045	184,842	342,969	112,046	82,511	78,512	240,818	130,139	165,539	472,725	351,033	100,246
Shares Issued on Reinvestment of Dividends	29,888	231,810	12,563	14,990	-	201,534	139,614	333,251	-	-	351,636	228,346
Cost of Shares Redeemed	(315,933)	(388,419)	(455,971)	(515,747)	(168,179)	(476,160)	(388,373)	(588,099)	(620,772)	(452,578)	(445,754)	(708,547)
Net Increase (Decrease) from Shareholder Activity	(21,000)	28,233	(100,439)	(388,711)	(85,668)	(196,114)	(7,941)	(124,709)	(455,233)	20,147	256,915	(379,955)

Net Assets:
Net Increase/(Decrease) in Net Assets	(213,039)	(124,914)	(147,799)	(405,015)	(257,456)	(607,003)	(275,996)	(260,111)	(454,091)	9,489	(332,970)	(658,375)
Beginning of Period	3,374,547	3,499,461	1,666,219	2,071,234	2,378,010	2,985,013	3,433,948	3,694,059	1,296,130	1,286,641	3,744,156	4,402,531
End of Period (Including Accumulated Undistributed Net Investment Income	$ 3,161,508	$ 3,374,547	$ 1,518,420	$ 1,666,219	$ 2,120,554	$ 2,378,010	$ 3,157,952	$ 3,433,948	$ 842,039	$ 1,296,130	$ 3,411,186	$ 3,744,156

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 27

FINANCIAL HIGHLIGHTS

AltCat Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 14.25	$ 14.97	$ 13.00	$ 11.96	$ 12.92
Income From Investment Operations: ***
Net investment (loss)*	(0.07)	(0.05)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on securities	(0.67)	0.39	2.65	1.16	(0.87)
Total from investment operations	(0.74)	0.34	2.59	1.10	(0.96)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.13)	(1.06)	(0.62)	(0.06)	-
Total from distributions	(0.13)	(1.06)	(0.62)	(0.06)	-
Net Asset Value, at end of Period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96
Total return (%)**	(5.20)%	2.25%	20.01%	9.18%	(7.43)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,162	$ 3,375	$ 3,499	$ 2,816	$ 2,790
Ratio of expenses to average net assets (%)	2.09%	1.97%	1.96%	2.16%	2.23%
Ratio of net inv. (loss) to avg net assets (%)	(0.46)%	(0.35)%	(0.42)%	(0.46)%	(0.72)%
Portfolio turnover rate	29.65%	25.18%	21.90%	10.84%	36.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

General Bond Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 9.87	$ 9.96	$ 10.17	$ 9.85	$ 9.97
Income From Investment Operations: ***
Net investment income*	0.07	0.08	0.14	0.14	0.15
Net realized and unrealized gain (loss) on securities	(0.27)	(0.09)	(0.21)	0.32	(0.12)
Total from investment operations	(0.20)	(0.01)	(0.07)	0.46	0.03
Distributions:
From net investment income	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
From net realized gain	-	-	-	-	-
Total from distributions	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
Net Asset Value, at end of Period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85
Total return (%)**	(2.02)%	(0.08)%	(0.68)%	4.68%	0.32%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 1,518	$ 1,666	$ 2,071	$ 2,337	$ 2,435
Ratio of expenses to average net assets (%)	1.57%	1.53%	1.46%	1.61%	1.71%
Ratio of net inv. income to avg net assets (%)	0.72%	0.83%	1.37%	1.37%	1.50%
Portfolio turnover rate	17.30%	12.92%	5.07%	22.53%	88.18%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 28

International Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 10.45	$ 12.42	$ 11.54	$ 10.49	$ 12.59
Income From Investment Operations: ***
Net investment (loss)*	(0.03)	0.06	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on securities	(0.77)	(1.06)	0.98	1.29	(1.90)
Total from investment operations	(0.80)	(1.00)	0.96	1.26	(1.96)
Distributions:
From net investment income	-	(0.06)	-	-	-
From net realized gain	-	(0.91)	(0.08)	(0.21)	(0.14)
Total from distributions	-	(0.97)	(0.08)	(0.21)	(0.14)
Net Asset Value, at end of Period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49
Total return (%)**	(7.57%)	(8.10%)	8.31%	11.98%	(15.55)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 2,121	$ 2,378	$ 2,985	$ 2,664	$ 2,509
Ratio of expenses to average net assets (%)	2.14%	1.99%	1.98%	2.17%	2.22%
Ratio of net inv. (loss) to avg net assets (%)	(0.25)%	0.48%	(0.18)%	(0.31)%	(0.53)%
Portfolio turnover rate	17.45%	17.58%	14.37%	12.86%	47.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 15.23	$ 15.92	$ 12.67	$ 11.43	$ 11.91
Income From Investment Operations: ***
Net investment (loss)*	(0.11)	(0.10)	(0.10)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on securities	(0.48)	1.06	3.35	1.32	(0.36)
Total from investment operations	(0.59)	0.96	3.25	1.24	(0.48)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.65)	(1.65)	-	-	-
Total from distributions	(0.65)	(1.65)	-	-	-
Net Asset Value, at end of Period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43
Total return (%)**	(3.87)%	6.03%	25.65%	10.85%	(4.03)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,158	$ 3,434	$ 3,694	$ 2,969	$ 2,991
Ratio of expenses to average net assets (%)	2.07%	1.99%	1.94%	2.14%	2.22%
Ratio of net inv. (loss) to avg net assets (%)	(0.77)%	(0.61)%	(0.72)%	(0.66)%	(1.01)%
Portfolio turnover rate	30.02%	21.72%	15.81%	5.55%	32.42%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 29

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value, at Beg. of period	$ 8.91	$ 8.98	$ 9.02	$ 8.86	$ 9.02
Income From Investment Operations: ***
Net investment income*	(0.00)(a)	(0.01)	0.06	0.06	0.06
Net realized and unrealized gain (loss) on securities	(0.00) (a)	(0.06)	(0.04)	0.16	(0.14)
Total from investment operations	(0.00)	(0.07)	0.02	0.22	(0.08)
Distributions:
From net investment income	-	-	(0.06)	(0.06)	(0.06)
Return of Capital	-	-	-	-	(0.02)
From net realized gain	-	-	-	-	-
Total from distributions	-	-	(0.06)	(0.06)	(0.08)
Net Asset Value, at end of Period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86
Total return (%)**	(0.00)%	(0.78)%	0.23%	2.48%	(0.85)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 842	$ 1,269	$ 1,287	$ 1,280	$ 1,457
Ratio of expenses to average net assets (%)	1.47%	1.48%	1.52%	1.55%	1.66%
Ratio of net inv. income to avg net assets (%)	(0.03)%	(0.11)%	0.69%	0.64%	0.69%
Portfolio turnover rate	0.00%	3.31%	48.25%	16.74%	99.92%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.06)%	-	(0.04)%	(0.12)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2015	2014	2013	2012	2011
Net asset value beg. of period	$ 14.01	$ 15.09	$ 11.67	$ 10.35	$ 11.26
Income From Investment Operations: ***
Net investment (loss)*	(0.13)	(0.17)	(0.16)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on securities	(0.82)	0.01	3.91	1.43	(0.74)
Total from investment operations	(0.95)	(0.16)	3.75	1.32	(0.91)
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(1.35)	(0.92)	(0.33)	-	-
Total from distributions	(1.35)	(0.92)	(0.33)	-	-
Net Asset Value, at end of Period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35
Total return (%)**	(6.76)%	(1.09)%	32.14%	12.75%	(8.08)%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,411	$ 3,774	$ 4,403	$ 3,254	$ 3,046
Ratio of expenses to average net assets (%)	2.09%	1.98%	1.94%	2.13%	2.20%
Ratio of net inv (loss) to avg net assets (%)	(0.94)%	(1.15)%	(1.21)%	(0.95)%	(1.53)%
Portfolio turnover rate	39.36%	12.38%	10.62%	14.95%	36.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 30

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

NOTE 1 – Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

STAAR Alternative Categories Fund (ACF)

STAAR General Bond Fund (GBF)

STAAR International Fund (INTF)

STAAR Larger Company Stock Fund (LCSF)

STAAR Short Term Bond Fund (STBF)

STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

NOTE 2 – Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2015.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the  fair value hierarchy.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 31

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

 •     Level 1 – quoted prices in active markets for identical investments

 •     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

 •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 727,645	-	-	$ 727,645
Exchange Traded Funds	1,054,700	-	-	1,054,700
Open-End Funds	1,156,693	-	-	1,156,693
Real Estate Investment Trusts	140,143	-	-	140,143
Short-Term Investments	82,141	-	-	82,141
Total	$ 3,161,322	-	-	$ 3,161,322

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,195,262	-	$ 1,195,262
Exchange Traded Funds	147,703	-	-	147,703
Real Estate Investment Trust	100,435	-	-	100,435
Revenue Bond	14,251	-	-	14,251
Short-Term Investments	51,802	-	-	51,802
Total	$ 314,191	$ 1,195,262	-	$ 1,509,453

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 32

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,253	-	-	$ 56,253
Exchange Traded Funds	709,208	-	-	709,208
Open-End Funds	1,341,350	-	-	1,341,350
Short-Term Investments	16,413	-	-	16,413
Total	$ 2,123,224	-	-	$ 2,123,224

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 595,882	-	-	$ 595,882
Exchange Traded Funds	909,688	-	-	909,688
Open-End Funds	1,491,867	-	-	1,491,867
Real Estate Investment Trusts	119,325	-	-	119,325
Short-Term Investments	42,824	-	-	42,824
Total	$ 3,159,586	-	-	$ 3,159,586

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 815,974	-	$ 815,974
Exchange Traded Funds	7,899	-	-	7,899
Short-Term Investments	16,065	-	-	16,065
Total	$ 23,964	$ 815,974	-	$ 839,938

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 241,509	-	-	$ 241,509
Exchange Traded Funds	1,606,582	-	-	1,606,582
Open-End Funds	1,439,577	-	-	1,439,577
Real Estate Investment Trusts	66,825	-	-	66,825
Short-Term Investments	59,800	-	-	59,800
Total	$ 3,414,293	-	-	$ 3,414,293

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2015.  The Fund did not hold any derivative instruments at any time during the year ended December 31, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2013-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 33

Distributions to Shareholders- The Funds intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Reclassifications: In accordance with GAAP, the Funds recorded a permanent book/tax difference of $15,410, $71, $5,909, $25,887, $290, and $33,372 from net investment loss to paid-in-capital for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2015, the Adviser earned $26,925, $4,387, $18,786, $26,926, $2,523, and $28,448 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the year ended December 31, 2015, the Adviser voluntarily waived $2,523 in expenses for the STBF.  As of December 31, 2015, the Fund owed the Adviser for management fees $901, $135, $607, $901, $0, and $978 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the year ended December 31, 2015, the distribution fees were as follows, $191, $587, $82, $442, $185, and $143 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2015, the Fund owed the $15, $62, $3, $75, $13, and $11 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2015, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	1,052	1,225	11,244	19,177	11,678	18,619
Employees	-	-	-	3,048	-	-
	1,052	1,225	11,244	22,225	11,678	18,619
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$10,103	$ 10,916	$157,307	$ 224,565	$112,692	$249,126
Employees	-	-	-	$ 35,697	-	-
	$ 10,103	$ 10,916	$ 157,307	$ 260,262	$ 112,692	$ 249,126

Shares Outstanding	158,113	94,464	225,810	291,277	219,740	236,287

Percentage of Ownership (Weisbrod + Employee)	0.67%	1.30%	4.98%	7.63%	5.31%	7.88%

Percentage of Ownership (Weisbrod only)	0.67%	1.30%	4.98%	6.58%	5.31%	7.88%

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees for the year ended December 31, 2015 were $9,390.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 34

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at December 31, 2015, was $2,483,955 representing 236,293 shares outstanding for the ACF, $1,705,693 representing 158,118 shares outstanding for the GBF, $1,876,520 representing 219,729 shares outstanding for the INTF, $2,187,401 representing 225,781 shares outstanding for the LCSF, $855,969 representing 94,480 shares outstanding for the STBF, and $2,906,720 representing 291,251 shares outstanding for the SCSF. Transactions in capital shares for the years ended December 31, 2015 and 2014 were as follows:

	December 31, 2015
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	19,463	34,747	8,147	16,009	18,507	25,644
Shares issued on Reinvestment of Dividends	2,234	1,287	-	9,980	-	30,029
Shares Redeemed	(22,200)	(46,764)	(16,147)	(25,740)	(69,527)	(31,744)
Net Increase (Decrease)	(503)	(10,730)	(8,000)	249	(51,020)	23,929

	December 31, 2015
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$265,045	$ 342,969	$ 82,511	$ 240,818	$ 165,539	$ 351,033
Shares issued on Reinvestment of Dividends	29,888	12,563	-	139,614	-	351,636
Shares Redeemed	(315,933)	(455,971)	(168,179)	(388,373)	(620,772)	(445,754)
Net Increase (Decrease)	$(21,000)	$(100,439)	$ (85,668)	$ (7,941)	$(455,233)	$ 256,915

	December 31, 2014
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	12,288	11,223	6,626	8,241	52,659	6,999
Shares issued on Reinvestment of Dividends	16,267	1,505	19,304	21,881	-	16,299
Shares Redeemed	(25,539)	(51,734)	(38,610)	(36,675)	(50,445)	(47,817)
Net Increase (Decrease)	3,016	(39,006)	(12,680)	(6,553)	2,214	(24,519)

	December 31, 2014
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$184,842	$112,046	$78,512	$130,139	$472,725	$ 100,246
Shares issued on Reinvestment of Dividends	231,810	14,990	201,534	333,251	-	228,346
Shares Redeemed	(388,419)	(515,747)	(476,160)	(588,099)	(452,578)	(708,547)
Net Increase (Decrease)	$ 28,233	$(388,711)	$(196,114)	$(124,709)	$ 20,147	$(379,955)

Note 5. Investment Transactions

For the year ended December 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $950,844 and $1,015,351 for the ACF, $282,752 and $420,283 for the GBF, $390,922 and $455,057 for the INTF, $963,603 and $1,155,660 for the LCSF, $0 and $445,075 for the STBF, and $1,340,967 and $1,428,450 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2015, the tax cost basis for investments held were as follows: $2,502,545 for the ACF, $1,556,029 for the GBF, $1,843,638 for the INTF, $2,185,160 for the LCSF, $843,041 for the STBF, and $2,904,556 for the SCSF, respectively.

At December 31, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$736,228	$(77,451)	$658,777

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$13,008	$(59,584)	$(46,576)

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 35

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$357,809	$(78,223)	$279,586

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,009,826	$(35,400)	$974,426

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,118	$(4,221)	$(3,103)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$674,346	$(164,609)	$509,737

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (15,410)
Undistributed capital gain	18,776
Unrealized appreciation on investments	658,777

GBF	Value
Undistributed ordinary loss	$ (71)
Undistributed capital loss	(140,697)
Unrealized depreciation on investments	(46,576)

INTF	Value
Undistributed ordinary loss	$ (5,909)
Undistributed capital loss	(35,552)
Unrealized appreciation on investments	279,586

LCSF	Value
Undistributed ordinary loss	$ (25,887)
Undistributed capital loss	(3,875)
Unrealized appreciation on investments	974,426

STBF	Value
Undistributed ordinary loss	$ (290)
Undistributed capital loss	(10,827)
Unrealized depreciation on investments	(3,103)

SCSF	Value
Undistributed ordinary loss	$ (33,372)
Undistributed capital loss	(5,271)
Unrealized appreciation on investments	509,737

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 36

The tax-basis components of distributions paid for the years ended December 31, 2015 and December 31, 2014 are as follows:

	ACF	GBF	INT	LCSF	STBF	SCSF
December 31, 2015

Ordinary Distribution	$ -	$ 12,657	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 30,237	$ -	$ -	$ 140,346	$ -	$ 353,278

December 31, 2014

Ordinary Distribution	$ -	$15,098	$ 12,662	$ -	$ -	$ -
Capital Gain Distribution	$232,967	$ -	$190,154	$335,108	$ -	$229,457

As of December 31, 2015, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2016	-	88,088	-	-	-	-
2017	-	55,195	-	-	10,831	-
2018	-	-	-	-	-	-
No Expiration	-	-	-	-	-	-
	$ -	$ 143,283	$ -	$ -	$ 10,831	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7.

 New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

End of Notes to Financial Statements

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 37

EXPENSE ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

Expense Examples

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$930.38	$10.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.17	$11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
General Bond

Beginning Account Value		Ending Account Value	Expenses Paid During the Period*
July 1, 2015		December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$980.28	$8.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.09	$8.19

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 38

Expense Examples (Cont.)

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$898.51	$10.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$981.91	$10.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.42	$10.87

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$1,004.49	$7.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$909.63	$10.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.27	$11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 39

Trustees & Officers as of December 31, 2015 (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 20 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith*, 736 Beaver St., Sewickley, PA 15141, Age 78	Indeterminate / 16 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy*, 103 Skrabut Lane, Sewickley PA 15143 Age 64	Indeterminate / 15 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

* Audit Committee members

Board of Trustees

The Funds' Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Funds in accordance with the provisions of the Investment Company Act, other applicable laws and the Funds' charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Funds, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Funds.  The Funds do not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed.  They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

 The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Funds' characteristics and circumstances including the Funds' net assets, distribution arrangements, and the services provided by the Funds' service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Funds.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Funds' shareholders are entitled.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 40

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 66	Indeterminate / 20 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 20 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 78	Indeterminate / 16 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 64	Indeterminate / 15 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; CEO Strategic Assets Group LLC, 2015-present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; Triumph Church Stewardship Committee 2015-present) St. Stephen’s Church Vestry 1991-99 and Endowment Chair, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy, Independent Trustee:

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst, Independent Trustee:

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 41

selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2015.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Funds.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Investment Advisory Renewal Agreement Renewal

During a Board meeting held on December 1, 2015, the Trustees reviewed and discussed amongst other things, the renewal of the advisory agreement.  The Independent Trustees received and reviewed ongoing information throughout the year as well as met with their private counsel.  In connection with reviewing the Agreement, the Independent Trustees and the full Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 42

In connection with the contract review process, the Independent Trustees considered the factors discussed below, among others. The Independent Trustees also considered that the Advisor has managed the Fund since its inception, and the Independent Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interests of the Trust.  The Independent Trustees considered, generally, that shareholders chose to invest or remain invested in the Trust Fund knowing that the Advisor managed the Trust’s funds.

While shareholders may focus primarily on fund performance and fees, the Independent Trustees considers these and many other factors, including the quality and integrity of the Advisor’s personnel and such other issues such as back-office operations, fund valuations, and compliance policies and procedures.

The Independent Trustees reviewed:

•

the nature, extent and quality of the services provided by the Advisor;

•

the investment performance of the Trust;

•

the compliance with brokerage and SEC guidelines;

•

the costs of the services provided and the profits realized by the Advisor from its relationship with the Trust;

•

the financial condition of the Advisor;

•

the extent to which economies of scale would be realized as the Trust grows; and

•

whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders.

In summary the Independent trustees found that the Advisor had generally met expectations regarding the nature, extent and quality of services provided.  They found performance to generally to have trailed performance of the market and peer fund families over the last few years.  They took into account past performance, especially the mostly excellent results during the decade-long bear market of 2000-2009.  They examined brokerage commission rates and noted that the Adviser has no soft dollar arrangements. The Independent trustees found that the Adviser appeared to be in compliance with all current SEC guidelines related to compliance with brokerage and SEC guidelines.  They are aware  that the Trust’s ratios have historically been higher than average, mostly due to the size of the funds,  the “funds of funds” structure, and the level of personal service provided by the Advisor.  They acknowledged that growth of the Funds is an objective of the Adviser, which would create economies of scale that could result in lower expense ratios.   The Independent Trustees concluded that the Advisor is financially capable of satisfying its obligations under the Agreement.

After having received the Advisor’s proposal for continuance of the Agreement and reviewing the information provided to them, the Independent Trustees concluded that based on both short-term and long-term performance of the funds and the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Trust’s investment restrictions, and overseeing the activities of the Trust’s other service providers, they believe that the Advisor has:

•

provided quality services to the Trust as compared to similarly situated funds;

•

the Trust’s advisory fee is higher than the average of comparably managed funds due to the small fund size, and

•

they believe that the Advisor is providing appropriate portfolio management services to the Trust and that shareholders seeking diversified alternatives are being provided adequate investment options.

Based on all of the information considered and the conclusions reached and in light of a weighing and balancing of all factors considered, the Independent Trustees and the full Board unanimously determined that the continuation of the Agreement is in the best interests of the Trust.  In making this determination, the Independent Trustees and the full Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present   The Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Trust and its shareholders to renew the Agreement for an additional annual period.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 43

 Management Discussion of Fund Performance

The STAAR Funds

Regarding the performance of each of the STAAR Funds:

AltCat Fund

The AltCat Fund experienced a -5.2% return for 2015.   This trailed the MSCI ACWI world stock capital weighted index (-2.4%), but beat the equal weighted index (-6.49%).  Investors should understand that the AltCat Fund does not fit neatly into any category.  It is flexibly managed and utilizes a wider scope of categories to maximize diversity, including small companies, emerging markets and alternative investments such as precious metals and others that may not be represented in the benchmark indexes.

In general, the categories that under performed included gold and silver, other commodities, international emerging markets and small company stocks.  The categories that outperformed included real estate, large company stocks, short-term bonds and cash.   But there were no major categories that had even close to long term average performances.  All under performed.

Current market volatility and concentration in certain larger companies has made short-term investing harder.  We are not day traders or short-term momentum investors.  As with all our stock funds, we are seeking to organize our portfolio so as to achieve a good long term returns in line with our objectives.  We are looking ahead three to five years and are willing to look short-term stupid if we are long-term right.

Among our best performing positions owned at the beginning of the year were Zix Corp (+41.11%), Accenture PLC(+19.38%), Bristol Myers Squibb Company (+19.06%), Costco (+18.56), Boeing (+14.04%), IQ Global Agribusiness SmallCap ETF (+13.38%), Kimberly Clark Corp (+13.22%), Vanguard healthcare Inv. Fund (+12.65%), Zoetis Inc (+12.14%), and iShares NASDAQ Biotechnology ETF (+11.47%).

Underperformers included United Natural Foods (-49.10%), Fiesta Restaurant Group (-44.74%), Inventure Foods (-44.27%), Anadarko Petroleum (-39.81%), United Rentals Inc. (-28.89%), Franklin Natural Resources Fund (-27.85%), US Silica Hldgs (-25.39%), Sprouts Farmers Markets (-21.75%), and Vanguard Energy Fund (-21.50%).  American Airlines Group was added during the year and also under performed.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+4.48%	-5.20%	-5.20%	+5.17%	+3.29%	+3.03%	+4.16%	+4.38%
MSCI ACWI NR USD Index	+5.03%	-2.36%	-2.36%	+7.69%	+6.09%	+4.76%	N/A	N/A
S&P 500 Index	+7.04%	+1.38%	+1.38%	+15.13%	+12.57%	+7.31%	+6.81%	+7.92%
Morningstar World Stock Funds Index	+4.14%	-1.69%	-1.69%	+8.26%	+6.51%	+4.95%	+5.35%	+5.92%

Portfolio Turnover 29.65%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 44

General Bond Fund

The Fund ended 2015 with disappointing performance due mostly to exposure to Puerto Rican bond exposure.  Hopefully it will recover in 2016.  Federal Reserve policies have continued to keep interest rates at historical lows, but a small increase in its funds rate caused interest rates to rise modestly and bring the value of bonds down.  Many bond funds averages saw losses for 2015 as a result.  Our prognosis had been for interest rates to begin rising in 2015 and therefore we kept our average maturities shorter, which should help the Fund going forward.  When interest rates rise the value of bonds falls.  While we will not be able to prevent losses on a short term basis, the fund is well positioned to weather upward rate trends and hopefully any negative performance will be held to a minimum.  However, with the current economic uncertainties, we think the Fed will be slower to enact rate increases, which should keep bond prices from falling as much as we first thought in 2016.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-1.07%	-2.02%	-2.02%	-0.93%	+0.42%	+1.72%	+3.13%	+3.08%
Barcap Intermed Gov/Cred Index	-0.69%	+1.07%	+1.07%	+1.10%	+2.58%	+4.04%	+4.99%	+5.02%
Morningstar Intermed-Term Bd Fd Avg	-0.60%	-0.26%	-0.26%	+1.16%	+3.22%	+4.18%	+4.76%	+4.80%

Current Yield as of 12/31/15: 0.92%**       S.E.C. Yield as of 12/31/15: 0.65%***     Average Maturity......... 2.2 Years****      Portfolio Turnover 17.30%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. Management waived  $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund.  The Intermediate Bond Fund became the General Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.

The Barcap Intermediate Gov't Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The index is unmanaged and does not have expenses. The Morningstar Intermediate-Term Bond Category is an average of the total returns of all intermediate bond funds tracked and categorized as such by Morningstar. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 45

International Fund

International stocks had a rough time in the second half of 2015 and both developed countries and emerging markets countries experienced negative returns for the year.  The INTF suffered from its exposure to emerging markets.  However, we have always had such exposure and will continue to because we think over the long haul emerging markets have better upside potential, which validates the increased risk.  This served us very well for almost 15 years until recently and we think continued exposure, albeit a bit less, to emerging markets is an important part of international investing.

We continue to think many of the International markets are undervalued and should recover relative to the U.S. markets.  China’s problems coupled with continuing concerns in Europe are putting a damper on gains, and contagion is a real concern.  If the dollar retreats, International investments will benefit going forward.  We cannot predict when the trend will reverse, but it would seem inevitable.  The entire universe seeks equilibrium, and if all else is equal, currencies, stock markets and the economies in which they exist are subject similarly to correction of extremes.

An International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.

Our best performing positions were Adecoagro SA (which we sold at a nice profit), Accenture PLC(+19.38%), Deutsche X-trackers MSCI EAFE Hedged ETF (+4.50%), Calamos Int’l Growth Fund (+2.79%), Putnam Int’l Capital Opportunities Fund (+2.28%), iShares MSCI Switzerland ETF (+.51%), and First Trust Dorsey Wright Int’l Focus ETF (+.28%).

Our most disappointing positions included Pengrowth Energy Corp (-71.53%), Tata Motors Ltd ADR (-29.77%), Templeton Developing Mkts Fund (-19.67%), iShares MSCI Singapore ETF (-17.95%), BLDRS Emerging Mkts 50 ETF (-16.00%), Statoil ASA ADR (-15.60%), Aberdeen Int’l Equity Fund (-14.40%), iShares MSCI Australia ETF (-10.31%), WisdomTree Int’l Div Ex Financials ETF (-8.26%), and SPDR S&P Emerging Asia ETF (-7.86%)

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	+1.90%	-7.57%	-7.57%	-2.74%	-2.75%	+0.44%	+2.30%	+3.13%
EAFE Index	+4.71%	-0.81%	-0.81%	+5.01%	+3.60%	+3.03%	+4.49%	+4.33%
Morningstar Foreign Large Blend Fds Avg	+3.58%	-1.59%	-1.59%	+3.67%	+2.60%	+2.79%	+3.25%	+3.71%

Portfolio Turnover...17.45%.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.    Management waived $.02 of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance.  It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. The index is unmanaged and has no expenses.   The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 46

Larger Company Stock Fund

Large company U.S. stocks as represented by the S&P 500 generally out performed small companies and international stocks, though it lost some of its luster compared to 2014.  In both years the capital weighted index outperformed the equal weighted index, which is somewhat an anomaly.

Our top performing positions owned at the beginning of the year were Public Storage (+37.52%), Costco (+18.56%), Boeing Co. (+14.04%), Kimberley Clark (+13.58%), Zoetis (+13.22%), iShares Nasdaq Biotechnology ETF (+12.14%), iShares U.S. Medical Devices ETF (+9.68%), Pepsico (+8.59%), Brown Advisory Growth Equity Fund (+6.88%), Consumer Staples Select Sector ETF (+6.84%), First Trust Dorsey Wright Focus ETF (+6.81%), Microchip Technology Inc. (+6.34%), and iShares U.S. Healthcare ETF (+6.33%).  Positive additions to the portfolio during the period included Walgreens Boots Alliance and Vanguard Consumer Discretionary ETF.

Underperformers included United Natural Foods (-49.10%), Anadarko Petroleum (-39.81%), United Rentals Inc. (-28.89%), Sprouts Farmers Markets (-21.75%), VF Corp (-15.11%), Market Vectors Agribusiness (-8.90%), and HCP Inc (-8.02%).  We exited some positions during the year, including FedEx, National Oil Well Varco, Antero Resources, Powershares DB Commodity Tracking ETF, and Kansas City Southern and Capital One.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	+5.94%	-3.87%	-3.87%	+8.60%	+6.38%	+3.09%	+3.80%	+4.59%
S&P 500 Index	+7.04%	+1.38%	+1.38%	+15.13%	+12.57%	+7.31%	+6.81%	+7.92%
Morningstar Large Blend Fds Avg	+5.56%	-1.07%	-1.07%	+13.22%	+10.75%	+6.44%	+5.66%	+6.59%

Portfolio Turnover: 30.02%.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.  Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies.  The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 47

Short Term Bond Fund

The Fund performed in line with its objectives trailing its benchmark index and the short term bond funds average slightly on a total return basis.  Our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except that we were unable to make any interest distributions in 2015, which is the situation with many money market funds.  Going forward we see short-term interest rates remaining in a historically low range, but with a bias to modest rising rates over the next couple years. In the interest of helping this Fund fulfill its purpose better, the Adviser has waived its management fees since mid 2014, and will continue to do so until it can generate interest distributions.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.11%	+0.00%	+0.00%	-0.18%	+0.21%	+1.15%	+3.05%	+3.09%
Barcap 1-3 Year US Govt Index	-0.36%	+0.65%	+0.65%	+0.69%	+0.98%	+2.74%	+3.81%	+3.93%
Morningstar Short-Term Bd Fd Avg	-0.41%	+0.19%	+0.19%	+0.54%	+1.49%	+2.86%	+3.33%	+3.44%

Current Yield as of 12/31/15… 0.14%**

S.E.C. Yield as of 12/31/14… 1.31%***      Average Maturity...... 1.2 Yrs.****    Portfolio Turnover 0.00%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.  Management waived $.25 per share of fees in 2015, $.06 in 2014, $.01 in 2011, $.01 in 2006 and $.03 in both 2005 and 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.  On August 12, 2004 shareholders approved changes to the Fund.  The Long Term Bond Fund became the Short Term Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund.  Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders.

The Barcap 1-3 Year Government Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). The index is unmanaged and has no expenses.  The Morningstar Short-Term Bond Category is an average of the total returns of all short-term bond funds tracked and categorized as such by Morningstar. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 48

Smaller Company Stock Fund

SmallCap stocks mostly underperformed LargeCap stocks in 2015.  The SCSF trailed its benchmark index and to a lesser extent trailed the small company stock funds average in 2015.

Our best performing positions were Zix Corp (+41.11%), Watsco, Inc. (+12.08%), Aberdeen SmallCap Fund (+8.29%), Quality Systems Inc (+8.53%), iShares S&P SmallCap 600 Growth ETF (+2.65%) and United Guardian (+1.61%).

Underperformers included Pengrowth Energy Corp (-71.63%), Prudhoe Bay Royalty Trust (-54.46%), Fiesta Restaurant Group Inc (-44.74%), Inventure Foods (-44.27%), Satuit Capital US Emerging Companies Fund (-10.80%), Eastgroup Properties Inc (-8.48%), Powershares Global Water ETF (-7.62%), iShares Russell 2000 Value ETF (-7.53%), and Franklin Microcap Value Fund (-7.33%).

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+1.42%	-6.76%	-6.76%	+6.81%	+4.78%	+3.27%	+6.02%	+6.09%
Russell 2000 Index	+3.59%	-4.41%	-4.41%	+11.65%	+9.19%	+6.80%	+7.53%	+7.81%
Morningstar Small Blend Fds Avg	+2.68%	-5.38%	-5.38%	+10.34%	+8.22%	+6.27%	+8.38%	+8.78%

Portfolio Turnover 39.36%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.  The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.  Management waived $.03 per share of fees in 2003.  The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the universe of small company stocks. The index is unmanaged and has no expenses. The Morningstar Small Blend Funds Average is an average of all short-term bond funds tracked and categorized as such by Morningstar.

For a prospectus, call 1-888-717-8227 (1-888-71STAAR) or visit www.staarfunds.com

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 49

NON-FINANCIAL STATEMENT NOTES

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

The Board of Trustees has adopted a number of policies adopted to protect shareholders.  Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.  Among these are:

Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing.  However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

Personal transactions policy: Independent Trustees and access persons of the Advisor are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust.  Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the “know your client” principle that governs the collection of personal and/or corporate information from investors.

Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

Code of Ethics:  The Board has adopted a code of ethics.

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below.  The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 50

PART C

OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust’s Registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

OTHER INFORMATION

Item 28. EXHIBITS

Exhibit Number	Description of Exhibit
X(a)	Declaration of Trust of the Registrant

X(b)	By-laws of the Registrant

(c)	Not Applicable

X(d)	Investment Advisory Agreement between
Registrant and Staar Financial Advisors,
Inc. (the "Advisor")

(e)	Not Applicable

(f)	Not Applicable

XX(g) Custodian Agreement between Registrant and StarBank.

X	(h) Form of Transfer Agency and Shareholder Services
Agreement among Registrant and the Advisor (see (d) above)

X(h)	Consent to Use of Name contained in (d) above

99(i)	Opinion of Counsel and Consent of Counsel

99(j)	Consent of Independent Accountants

(k)	Not Applicable

(l)	Not Applicable

XXX(m)	Rule 12b-1 Plan

XXXX(n)	Financial Data Schedule

(o)	Not Applicable

(p)	Board of Trustees Code of Ethics

X - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR

Item 29 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 51

Item 30 - INDEMNIFICATION

Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and Officers, its investment Advisor, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment Advisor, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

Staar Financial Advisors, Inc. (the " Advisor "), is a registered investment advisor providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

Set forth below is a list of the Officers and Directors of the Advisor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name/Business	Position with Advisor	Other

J. Andre Weisbrod	President & CEO, Director

Charles Sweeney	Secretary & Director	Retired

David M. Weisbrod	Director	High School Teacher

Item 32 - PRINCIPAL UNDERWRITER

Inapplicable.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 52

 Item 33 - LOCATION OF ACCOUNTS AND RECORDS

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 and its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at Huntington National Bank,7 Easton Oval, Columbus, OH 43219, and, as to the transfer and dividend disbursing agent functions, at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

Item 34 - MANAGEMENT SERVICES

Inapplicable

Item 35 - UNDERTAKINGS

Inapplicable

NOTICE

"The Alternative Categories Fund (AltCat)," "The General Bond Fund (GBF)," "The International Fund (INTF)," "The Larger Company Stock Fund (LCSF)," "The Short-Term Bond Fund (STBF)," and "The Smaller Company Stock Fund (SCSF)," are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 53

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147
* 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com                      Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust Funds                     STATEMENT OF ADDITIONAL INFORMATION                                      Page 54

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 21st day of April, 2016.

The Staar Investment Trust

Registrant

By: /s/ J. Andre Weisbrod
J. Andre Weisbrod, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jeffrey A. Dewhirst
Jeffrey A. Dewhirst
Trustee	April 21, 2016
(Signature)	(date)

/s/ Thomas J. Smith
Thomas J. Smith
Trustee	April 21, 2016
(Signature)	(date)

/s/ Richard Levkoy
Richard Levkoy
Trustee	April 21, 2016
(Signature)	(date)

/s/ J. Andre Weisbrod
J. Andre Weisbrod
Trustee	April 21, 2016
(Signature)	(date)